S000051686 [Member] Investment Objectives and Goals - Franklin U.S. Low Volatility High Dividend Index ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Franklin U.S. Low Volatility High Dividend Index ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]
Franklin U.S. Low Volatility High Dividend Index ETF (“Low Volatility High Dividend Index ETF” or the “fund”) seeks to track the investment results of an index composed of equity securities of U.S. companies with relatively high yield and low price and earnings volatility.